Taxation - Components of Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Tax Expense
Current Year	£ (7,028)	£ (7,280)
Changes in estimate related to prior years	(15)	401	£ (875)
Total current tax	(7,043)	(6,879)
Deferred Tax Expense
Taxation	£ (7,043)	£ (6,879)	£ (6,446)